UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ]: Amendment Number:

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Gunma Bank, Ltd.
Address:    2-3-21, Nihonbashi, Chuo-Ku
            Tokyo, Japan 103-8676

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Takeshi Kuwabara
Title:  Deputy General Manager, Financial Markets & International Department
Phone:  +81-3-5202-5540

Signature, Place and Date of Signing:

 /s/ Takeshi Kuwabara             Tokyo, Japan          February 7, 2013
-------------------------     --------------------     -----------------
       [Signature]                [City, State]              [Date]

Report Type (Check only one):

[x]   13F  HOLDINGS  REPORT.
[ ]   13F  NOTICE.
[ ]   13F  COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $270,472
                                       (thousands)
List of Other Included Managers:None

FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2         COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                  TITLE OF                   VALUE        SHRS OR    SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER    CLASS         CUSIP        (X$1000)     PRN AMT    PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
ISHARES TR    MSCI EMERG MKT    464287234      14,857     335,000    SH          SOLE                    335,000
ISHARES INC   MSCI BRAZIL       464286400      14,688     262,000    SH          SOLE                    262,000
ISHARES TR    FTSE CHINA25 IDX  464287184      13,035     322,000    SH          SOLE                    322,000
ISHARES INC   MSCI S KOREA      464286772       7,920     125,000    SH          SOLE                    125,000
ISHARES INC   MSCI TAIWAN       464286731       8,853     650,000    SH          SOLE                    650,000
ISHARES INC   MSCI AUSTRALIA    464286103      11,564     460,000    SH          SOLE                    460,000
ISHARES TR    BARCLAYS 1-3 YR   464287457     126,377   1,497,000    SH          SOLE                  1,497,000
ISHARES TR    BARCLAYS 3-7 YR   464288661      24,767     201,000    SH          SOLE                    201,000
ISHARES TR    BARCLAYS 7-10 YR  464287440      45,791     426,000    SH          SOLE                    426,000
ISHARES INC   MSCI MEX INVEST   464286822         917      13,000    SH          SOLE                     13,000
ISHARES INC   MSCI MALAYSIA     464286830         666      44,000    SH          SOLE                     44,000
ISHARES INC   MSCI THAILAND     464286624         742       9,000    SH          SOLE                      9,000
ISHARES TR    INDONE INVS MRKT  46429B309         226       7,459    SH          SOLE                      7,459
ISHARES TR    PHILL INVSTMRK    46429B408          69       2,000    SH          SOLE                      2,000